Sep. 01, 2021
Ziegler FAMCO Hedged Equity Fund
Ziegler FAMCO Hedged Equity Fund

Ziegler FAMCO Hedged Equity Fund

Institutional Class	SHLDX
Investor Class*	SHLIX
Supplement dated August 31, 2021
to the Prospectus and Statement of Additional Information (the “SAI”)
dated December 21, 2020
*As of the date of this Supplement, Investor Class shares are not available for purchase.
Effective September 1, 2021, the advisory fee of the Ziegler FAMCO Hedged Equity Fund (the “Fund”) will decrease from 0.78% to 0.60%. Also effective September 1, 2021, the limits on total annual fund operating expenses will decrease from 1.15% to 0.70%, before acquired fund fees and expenses, for the Fund’s Institutional Class and from 1.40% to 0.90%, before acquired fund fees and expenses, for the Fund’s Investor Class shares. In addition, the principal investment strategies sections have been enhanced to provide more clarity about how the Fund’s investment sub-adviser’s stock research is incorporated into the portfolio construction process and about the Fund’s options strategy. Lastly, Sean Hughes of Ziegler Capital Management, LLC has joined Wiley Angell, Davis Rushing, and Kelly Rushing as a portfolio manager of the Fund.
Consequently, the Annual Fund Operating Expenses table and Example on page 1 of the Prospectus are deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management Fees(1)	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses(2)	0.95%	0.95%
Acquired Fund Fees & Expenses(1)(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.56%	1.81%
Less: Fee Waiver and/or Expense Reimbursement(3)	-0.85%	-0.90%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%	0.91%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class (with or without redemption at end of period)	$73	$409	$769	$1,784
Investor Class (with or without redemption at end of period)	$93	$482	$896	$2,053

The Principal Investment Strategies of the Fund beginning on page 2 of the Prospectus is deleted and replaced with the following: Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in common stocks of large-cap companies and secondarily in exchange-traded funds (“ETFs”) that invest primarily in large-cap common stocks. The Fund defines large-cap as companies with market capitalizations in excess of $5 billion. The Fund sells (writes) call options on a majority of the notional value of these stocks and ETFs, or on a representative index, such as the S&P 500, in seeking to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivatives and other investments that have economic characteristics similar to equity securities.
The Fund also purchases and sells exchange traded put options, employing an option overlay known as a “Put/Spread” strategy in order to provide additional downside protection and risk-reduction. The options may be based on the S&P 500 Index or on ETFs that replicate the S&P 500 Index. A Put/Spread strategy is used to protect the value of an equity portfolio or profit from a decrease in the value of the equity portfolio. In a Put/Spread, the Fund purchases a put on a security, ETF, or representative index and sells a put on the same security, ETF, or representative index. The purchased put benefits if the value of the underlying security, ETF or representative index decreases. The sold put generates income and limits the downside protection of the purchased put. The total option overlay strategy is designed to be near cost neutral. The combination of the diversified portfolio of equity securities, the downside protection from the put spread and the income from the call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies (strategies that do not employ call or put option hedges).
Stock selection is designed to closely track the returns of the S&P 500, or similar large-cap index, resulting in minimal tracking error. The stocks are rebalanced monthly utilizing a quantitative portfolio optimization tool, as well as a stock specific ranking process created by USCA Asset Management (“the Sub-Adviser”). The process seeks to limit tracking error relative to the benchmark.
In creating the stock rankings, the Sub-Adviser considers the following: (i) dividend payments, (ii) dividend increases, (iii) payout ratios, (iv) debt coverage ratios, (v) debt levels, (vi) earnings history, (vii) revenue growth, (viii) earnings growth, (ix) stock buybacks, (x) price-to-earnings (P/E) ratios, (xi) forward-looking P/E ratios, (xii) price-to-book value ratios, (xiii) price-to-sales ratios, (xiv) price-to-cash flow ratios, (xv) Altman Z scores (a bankruptcy predictor), (xvi) P/E-to-growth (PEG) ratios, and (xvii) betas (a measure of relative volatility of a security compared to the market as a whole). Each criterion listed above provides insight into the Sub-Adviser’s assessment of security valuation and outlook. The Fund may use ETFs as a substitute for groups of stocks. The Fund sells stocks and ETFs when it believes they no longer meet the criteria mentioned above and will contemporaneously rebalance into new stocks. As the stocks are designed to closely track the S&P 500 Index, options are not adjusted for stock rebalancing. Instead, the options in the strategy are rebalanced near expiration.
To enhance the potential returns of the Fund, as well as to hedge (by writing calls) against losses should portfolio securities decline, the Fund sells call options against the Fund’s portfolio of stocks and ETFs either individually or on a representative index such as the S&P 500 Index. This part of the Fund’s strategy is commonly referred to as a “covered call” strategy because the Fund owns the underlying security at the time it sells the option. The Fund selects call and put options with various exercise prices and maturities, reflecting the portfolio managers’ views about the capital appreciation potential of each underlying stock and ETF or a representative index, as well as its view about the U.S. equity market as a whole.
When the portfolio managers determine that investment opportunities in large cap common stocks are overvalued or that prospects for the U.S. stock market are waning, the Sub-Adviser may also recommend a portion of the Fund’s assets to money market funds and other cash equivalents.

Please retain this supplement with the Prospectus and SAI